Commitments and Contingencies (Details) - USD ($) $ in Millions	Mar. 31, 2015	Sep. 30, 2014
COMMITMENTS AND CONTINGENCIES
Purchase orders outstanding for drilling equipment	$ 205.2	$ 412.9
Gain contingencies recognized in consolidated financial statements	$ 0.0	$ 0.0